FLOW-THROUGH SHARE PREMIUM LIABILITY (Narrative) (Details) - CAD ($)				12 Months Ended
	Oct. 22, 2025	Feb. 21, 2025	Sep. 24, 2024	Jul. 31, 2026
Issued on September 24, 2024 [Member]
Disclosure of Flow Through Share Premium Liability [Line Items]
Number of shares issued			906,346
Issue price per share			$ 0.433
Proceeds from issuing shares			$ 392,750
Issued on February 21, 2025 [Member]
Disclosure of Flow Through Share Premium Liability [Line Items]
Number of shares issued		1,530,612
Issue price per share		$ 0.98
Proceeds from issuing shares		$ 1,500,000
Qualified expenditures				$ 1,397,429
Issued on October 22, 2025 [Member]
Disclosure of Flow Through Share Premium Liability [Line Items]
Number of shares issued	800,000
Issue price per share	$ 2
Proceeds from issuing shares	$ 1,600,000
Qualified expenditures				$ 1,475,000